SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expected income tax (benefit)	$ (451,311)	$ (172,490)	$ (1,752,944)
Tax rate difference	(124,003)	(187,321)	227,985
Permanent differences	(109,077)	(265,279)	(1,011,482)
Tax effect of temporary differences not recognized			170,383
Tax effect of tax losses unrecognized	698,534	633,070	2,435,927
Income tax expense	$ 14,143	$ 7,980	$ 69,869